Grant and Subsidy Income	12 Months Ended
Apr. 30, 2024
Grant And Subsidy Income [Abstract]
GRANT AND SUBSIDY INCOME
19.
GRANT AND SUBSIDY INCOME

During May 2022, the Company received a €0.5 million round of grant funding from VLAIO (Flanders Innovation & Entrepreneurship), the research fund of the Flemish regional government in Belgium. The Company received the first disbursement of €0.2 million during the three months ended July 31, 2022. During the year ended April 30, 2024, the Company recorded €0.2 million in grant income related to this funding compared to the €0.2 million recorded in year ended April 30, 2023.